Standards issued but not yet effective	12 Months Ended
Sep. 30, 2025
Standards Issued But Not Yet Effective
Standards issued but not yet effective

4.	Standards issued but not yet effective

The following new and amended standards and interpretations have been issued but are not yet effective for the Company’s current reporting period. The Company intends to adopt these standards in its consolidated financial statements for the periods in which they become effective. Management is currently assessing the potential impact of these standards on the Company’s consolidated financial statements.

IFRS 18 – Presentation and Disclosure in Financial Statements

Issued in April 2024 and replacing IAS 1, IFRS 18 introduces a new defined structure for the statement of income or loss, requiring classification of income and expenses into five categories (operating, investing, financing, income taxes, and discontinued operations). It also requires disclosure of management-defined performance measures (MPMs) in a single note, enhances aggregation/disaggregation guidance across all primary statements and notes, and mandates that “operating income or loss” be used as the starting point for operating cash flows under the indirect method. Effective for annual reporting periods beginning on or after January 1, 2027, with retrospective application permitted. The Company is evaluating the impact of IFRS 18 on its presentation and disclosures.